Other income, net	12 Months Ended
Mar. 31, 2019
Other income, net
Other income, net

6.Other income, net

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Profit Share Payments (Note 4(a))	2,086	3,444	517
Government grants (i)	451	555	666
Amortization of restructuring reserve (Note 4(a))	(264)	(264)	(264)
Exchange differences	2,328	(1,679)	(1,950)
Others	1,485	2,104	1,252
Total	6,086	4,160	221

(i)

Government grants mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development.